CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 295,983	$ 382,029	$ 436,413
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	673,403	600,375	602,908
Amortization of deferred financing costs	10,406	13,127	9,701
Amortization of discounts on investment securities		(1,661)	(365)
Amortization of discounts and premiums on debt	(471)	5,857	9,730
Amortization of deferred settlements on derivative instruments	2,804	2,228	1,317
Impairment	45,380	11,124	116,418
Write-off of pursuit costs	5,272	4,838	5,535
Loss from investments in unconsolidated entities	735	2,815	107
Distributions from unconsolidated entities - return on capital	61	153	116
Net (gain) on sales of investment securities		(4,943)	0
Net (gain) on sales of unconsolidated entities	(28,101)	(10,689)	(2,876)
Net loss (gain) on sales of land parcels	1,395		(2,976)
Net (gain) on sales of discontinued operations	(297,956)	(335,299)	(392,857)
Loss (gain) on debt extinguishments	2,457	17,525	(18,656)
Unrealized loss (gain) on derivative instruments	1	(3)	500
Compensation paid with Company Common Shares	18,875	17,843	22,311
Changes in assets and liabilities:
Decrease (increase) in deposits - restricted	3,316	3,117	(1,903)
(Increase) decrease in other assets	(9,048)	11,768	(1,488)
(Decrease) in accounts payable and accrued expenses	(5,454)	(34,524)	(821)
(Decrease) in accrued interest payable	(4,000)	(11,997)	(10,871)
Increase (decrease) in other liabilities	9,972	2,220	(19,412)
Increase (decrease) in security deposits	1,007	(5,091)	2,196
Net cash provided by operating activities	726,037	670,812	755,027
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in real estate - acquisitions	(1,189,210)	(175,531)	(388,083)
Investment in real estate - development/other	(131,301)	(330,623)	(521,546)
Improvements to real estate	(138,208)	(123,937)	(169,838)
Additions to non-real estate property	(2,991)	(2,028)	(2,327)
Interest capitalized for real estate under development	(13,008)	(34,859)	(60,072)
Proceeds from disposition of real estate, net	672,700	887,055	887,576
Distributions from unconsolidated entities - return of capital	26,924	6,521	3,034
Purchase of investment securities		(77,822)	(158,367)
Proceeds from sale of investment securities	25,000	215,753	0
Decrease (increase) in deposits on real estate acquisitions, net	137,106	(250,257)	65,395
Decrease in mortgage deposits	4,699	2,437	445
Consolidation of previously unconsolidated properties	(26,854)
Deconsolidation of previously consolidated properties	11,708
Acquisition of Noncontrolling Interests - Partially Owned Properties	(16,023)	(11,480)	(20)
Net cash (used for) provided by investing activities	(639,458)	105,229	(343,803)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan and bond acquisition costs	(8,811)	(9,291)	(9,233)
Mortgage notes payable:
Proceeds	173,561	738,798	1,841,453
Restricted cash	73,232	46,664	37,262
Lump sum payoffs	(635,285)	(939,022)	(411,391)
Scheduled principal repayments	(16,769)	(17,763)	(24,034)
(Loss) gain on debt extinguishments	(2,457)	2,400	(81)
Notes, net:
Proceeds	595,422		0
Lump sum payoffs		(850,115)	(304,043)
(Loss) gain on debt extinguishments		(19,925)	18,737
Lines of credit:
Proceeds	5,513,125		841,000
Repayments	(5,513,125)		(980,000)
(Payments on) proceeds from settlement of derivative instruments	(10,040)	11,253	(26,781)
Proceeds from sale of Common Shares	329,452	86,184	0
Proceeds from Employee Share Purchase Plan (ESPP)	5,112	5,292	6,170
Proceeds from exercise of options	71,596	9,136	24,634
Common Shares repurchased and retired	(1,887)	(1,124)	(12,548)
Redemption of Preferred Shares	(877)	0	0
Payment of offering costs	(4,657)	(2,536)	(102)
Other financing activities, net	(48)	(16)	(16)
Contributions - Noncontrolling Interests - Partially Owned Properties	222	893	2,083
Contributions - Noncontrolling Interests - Operating Partnership		78	0
Distributions:
Common Shares	(379,969)	(488,604)	(522,195)
Preferred Shares	(14,471)	(14,479)	(14,521)
Preference Interests and Units		(12)	(15)
Noncontrolling Interests - Operating Partnership	(18,867)	(28,935)	(34,584)
Noncontrolling Interests - Partially Owned Properties	(2,918)	(2,423)	(3,056)
Net cash provided by (used for) financing activities	151,541	(1,473,547)	428,739
Net increase (decrease) in cash and cash equivalents	238,120	(697,506)	839,963
Cash and cash equivalents, beginning of year	193,288	890,794	50,831
Cash and cash equivalents, end of year	431,408	193,288	890,794
SUPPLEMENTAL INFORMATION:
Cash paid for interest, net of amounts capitalized	475,374	508,847	491,803
Net cash (received) paid for income and other taxes	(2,740)	3,968	(1,252)
Real estate acquisitions/dispositions/other:
Mortgage loans assumed	359,082	0	24,946
Valuation of OP Units issued	8,245	1,034	849
Mortgage loans (assumed) by purchaser	(39,999)	(17,313)	0
Amortization of deferred financing costs:
Investment in real estate, net	(2,768)	(3,585)	(1,986)
Deferred financing costs, net	13,174	16,712	11,687
Amortization of discounts and premiums on debt:
Investment in real estate, net	0	(3)	(6)
Mortgage notes payable	(9,208)	(6,097)	(6,287)
Notes, net	8,737	11,957	16,023
Amortization of deferred settlements on derivative instruments:
Other liabilities	(534)	(1,496)	(1,379)
Losses reclassified into earnings from other comprehensive income	3,338	3,724	2,696
Unrealized loss (gain) on derivative instruments:
Other assets	13,019	(33,261)	(6,680)
Mortgage notes payable	(163)	(1,887)	6,272
Notes, net	7,497	719	1,846
Other liabilities	45,542	(3,250)	22,877
Accumulated other comprehensive (loss) income	(65,894)	37,676	(23,815)
(Payments on) proceeds from settlement of derivative instruments:
Other assets	0	11,253	(98)
Other Liabilities	(10,040)	0	(26,683)
Consolidation of previously unconsolidated properties:
Investment in real estate, net	(105,065)	0	0
Investments in unconsolidated entities	7,376	0	0
Deposits - restricted	(42,633)	0	0
Mortgage notes payable	112,631	0	0
Net other assets recorded	837	0	0
Deconsolidation of previously consolidated properties:
Investment in real estate, net	14,875	0	0
Investments in unconsolidated entities	(3,167)	0	0
Other
Receivable on sale of Common Shares	37,550	0	0
Transfer from notes, net to mortgage notes payable	$ 35,600	$ 0	$ 0